Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 67,999
Depreciation for year	(12,094)	$ (8,972)	$ (7,338)
Impairment for year	757
Ending balance	89,082	67,999
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	91,058	52,345
Additions	27,066	41,931
Additions acquired through business combinations	1,365
Disposals	(292)	(409)
Transfers	(194)	(2,385)
Foreign exchange movements	7,296	(424)
Ending balance	126,299	91,058	52,345
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(23,059)	(14,817)
Depreciation for year	(12,094)	(8,972)
Impairment for year	(757)
Disposals	272	282
Transfers	212	579
Foreign exchange movements	(1,791)	(131)
Ending balance	(37,217)	(23,059)	(14,817)
Freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,818
Ending balance	19,569	17,818
Freehold Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,818
Additions		17,948
Foreign exchange movements	1,751	(130)
Ending balance	19,569	17,818
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	32,618
Ending balance	48,421	32,618
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	43,135	35,064
Additions	18,039	10,633
Additions acquired through business combinations	1,052
Disposals		(322)
Transfers	(174)	(2,109)
Foreign exchange movements	3,396	(131)
Ending balance	65,448	43,135	35,064
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,517)	(7,162)
Depreciation for year	(5,175)	(3,994)
Impairment for year	(620)
Disposals		219
Transfers	77	579
Foreign exchange movements	(792)	(159)
Ending balance	(17,027)	(10,517)	(7,162)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,308
Ending balance	11,494	8,308
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,968	7,776
Additions	4,799	3,424
Disposals	(80)	(35)
Transfers	513	1,824
Foreign exchange movements	995	(21)
Ending balance	19,195	12,968	7,776
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,660)	(2,782)
Depreciation for year	(2,605)	(1,995)
Impairment for year	(135)
Disposals	83	31
Transfers	(14)
Foreign exchange movements	(369)	86
Ending balance	(7,701)	(4,660)	(2,782)
Motor Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	93
Ending balance	71	93
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	193	109
Additions		117
Disposals		(30)
Foreign exchange movements	8	(3)
Ending balance	201	193	109
Motor Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(100)	(94)
Depreciation for year	(22)	(23)
Disposals		16
Foreign exchange movements	(8)	1
Ending balance	(130)	(100)	(94)
Plant Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,162
Ending balance	9,527	9,162
Plant Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,944	9,396
Additions	4,228	9,809
Additions acquired through business combinations	313
Disposals	(212)	(22)
Transfers	(533)	(2,100)
Foreign exchange movements	1,146	(139)
Ending balance	21,886	16,944	9,396
Plant Machinery and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,782)	(4,779)
Depreciation for year	(4,293)	(2,960)
Impairment for year	(2)
Disposals	189	16
Transfers	150
Foreign exchange movements	(621)	(59)
Ending balance	$ (12,359)	$ (7,782)	$ (4,779)